Share-Based Compensation - SARs movement (Details) - SARs		6 Months Ended	12 Months Ended
	Apr. 02, 2018 USD ($) EquityInstruments	Jun. 30, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Number of awards
Outstanding at beginning of the period | EquityInstruments		2,031,279
Granted during the period | EquityInstruments	416,458	416,458
Exercised during the period | EquityInstruments		(12,878)
Forfeited during the period | EquityInstruments		(3,333)
Expired during the year | EquityInstruments		(12,198)
Outstanding at end of the period | EquityInstruments		2,419,328	2,031,279
Vested but not been exercised | EquityInstruments		1,406,290
Weighted average exercise price per share
Outstanding at the beginning of the period		$ 14.59
Granted during the period	$ 16.30
Outstanding at end of the period		14.86	$ 14.59
Weighted average share price at the date of exercise
Exercised during the period		$ 18.06
Weighted average contractual life
Outstanding		7 years 7 months 17 days	7 years 8 months 5 days
Aggregate fair value
Outstanding at the beginning of the period		$ 7,874,000
Granted during the period		2,207,000
Exercised during the period		(47,000)
Forfeited during the period		(12,000)
Expired during the year		(72,000)
Outstanding at the end of the period		$ 9,950,000	$ 7,874,000